STOCK-BASED COMPENSATION (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
		Apr. 01, 2015	Jun. 06, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of operating partnership units distributions				10.00%
Value of shares issued net of tax withholdings				$ 26.7	$ 3.6	$ 5.8
Numbers of shares awarded to employees				1,582,093
Compensation Cost	[1]			$ 32.2
Aviv
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price				$ 34.98
Number of employee stock options assumed		5,700,000
Conversion ratio of assumed employee stock options		0.9
Number of stock options issued		5,100,000
Intrinsic value of stock option assumed		$ 99.2
Number of stock options exercised		2,600,000
Weighted average rate of stock options exercised		$ 19.38
Number of stock options remain outstanding and exercisable				2,500,000
Weighted average exercise price of stock options outstanding				$ 19.38
Aggregate intrinsic value of outstanding stock options				$ 39.2
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares reserved for issuance			3,000,000
Number of common shares reserved for future issuance				2,139,785
Performance restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares forfeited				128,073
Number of restricted stock issued				537,923	309,168	665,289
Numbers of shares awarded to employees				913,087	850,213	1,038,024	372,735
Compensation Cost	[2]			$ 10.0	$ 3.5	$ 6.9
TSR PRSUs and LTIP Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares awarded to employees				533,908
Compensation Cost	[1]			$ 6.2
TSR PRSUs and LTIP Units | 2015 Transition TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares forfeited				30,872
Numbers of shares awarded to employees	[3]			67,885
Compensation Cost	[1],[3]			$ 0.5
TSR PRSUs and LTIP Units | 7/31/15 2015 Transition TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares forfeited				4,231
Numbers of shares awarded to employees	[4]			9,484
Compensation Cost	[1],[4]			$ 0.3
Relative TSR PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares awarded to employees				533,916
Compensation Cost	[1]			$ 9.2
Relative TSR PRSUs | 2015 Transition Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares forfeited				67,884
Numbers of shares awarded to employees	[5]			67,884
Compensation Cost	[1],[5]			$ 0.9
Relative TSR PRSUs | 7/31/15 2015 Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares forfeited				9,484
Numbers of shares awarded to employees	[6]			9,484
Compensation Cost	[1],[6]			$ 0.2
Restricted stock | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock issued				30,500	21,500	27,958
Fair value of restricted stock award				$ 1.1	$ 0.8	$ 0.8
Numbers of shares awarded to employees				54,149
Vesting period, years				3 years
Compensation Cost				$ 1.4

[1]	Total compensation costs are net of shares cancelled.
[2]	Total compensation cost to be recognized on the awards was based on the grant date fair value or the modification date fair value.
[3]	The shares/unit information includes 30,872 shares/units that were determined to be forfeited because the performance goal was not achieved.
[4]	The shares/unit information includes 4,231 shares/units that were determined to be forfeited because the performance goal was not achieved.
[5]	The shares/unit information includes 67,884 shares/units that were determined to be forfeited because the performance goal was not achieved.
[6]	The shares/unit information includes 9,484 shares/units that were determined to be forfeited because the performance goal was not achieved.